Tax - Tax reconciliation, narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary Of Income Taxes [Line Items]
Applicable tax rate	25.00%	25.00%	23.50%
Average effective tax rate	22.70%	22.60%	19.10%
Tax rate effect of gain (loss) on pillar two global minimum tax charge		0.70%
– impairment of investment in BoCom	0.80%	0.00%	2.30%
– movements in provisions for uncertain tax positions	0.40%	0.10%	(1.60%)
– accounting gain on acquisition of SVB UK	0.00%	0.00%	(1.50%)
– Pillar 2 and qualifying domestic top-up taxes	$ 48	$ 221	$ 0
Exposures to legacy tax cases	$ 118
Pro Forma
Summary Of Income Taxes [Line Items]
Average effective tax rate	21.20%	21.40%
Hong Kong
Summary Of Income Taxes [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
United States
Summary Of Income Taxes [Line Items]
Applicable tax rate	21.00%
UK
Summary Of Income Taxes [Line Items]
Applicable tax rate	25.00%